Equity Activity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Reclassifications and taxes related to items of other comprehensive income

($ in millions)
For the year ended December 31, 2024:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$301	$(324)	$(23)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$2	$0	$1
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$2	$0	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$389	$(113)	$276
Reclassification of (gains)/losses to:
Cost of services	(22)	6	(16)
Cost of sales	(40)	13	(27)
Cost of financing	6	(2)	5
SG&A expense	(16)	5	(11)
Other (income) and expense	125	(32)	94
Interest expense	31	(8)	24
Total unrealized gains/(losses) on cash flow hedges	$474	$(130)	$343
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(56)	$11	$(45)
Net (losses)/gains arising during the period	70	(65)	6
Curtailments and settlements	3,159	(719)	2,441
Amortization of prior service (credits)/costs	(7)	2	(5)
Amortization of net (gains)/losses	975	(201)	775
Total retirement-related benefit plans	$4,142	$(971)	$3,171
Other comprehensive income/(loss)	$4,919	$(1,426)	$3,492
(1)These AOCI components are included in the computation of net periodic pension cost and include the impact of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.

($ in millions)
For the year ended December 31, 2023:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$3	$100	$103
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$0	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$0	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$207	$(63)	$144
Reclassification of (gains)/losses to:
Cost of services	5	(1)	5
Cost of sales	(22)	8	(14)
Cost of financing	14	(3)	10
SG&A expense	(12)	4	(8)
Other (income) and expense	(209)	53	(157)
Interest expense	66	(17)	49
Total unrealized gains/(losses) on cash flow hedges	$47	$(19)	$28
Retirement-related benefit plans (1)
Prior service costs/(credits)	$2	$0	$2
Net (losses)/gains arising during the period	(3,115)	536	(2,579)
Curtailments and settlements	5	(1)	4
Amortization of prior service (credits)/costs	(9)	3	(6)
Amortization of net (gains)/losses	515	(88)	427
Total retirement-related benefit plans	$(2,602)	$450	$(2,152)
Other comprehensive income/(loss)	$(2,552)	$531	$(2,021)
(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note U, “Retirement-Related Benefits,” for additional information.
Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)
For the year ended December 31, 2022:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$176	$(406)	$(229)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(1)	$0	$(1)
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(1)	$0	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$241	$(64)	$178
Reclassification of (gains)/losses to:
Cost of services	(24)	6	(18)
Cost of sales	(99)	28	(70)
Cost of financing	24	(6)	18
SG&A expense	(38)	11	(28)
Other (income) and expense	(349)	88	(261)
Interest expense	86	(22)	64
Total unrealized gains/(losses) on cash flow hedges	$(158)	$41	$(117)
Retirement-related benefit plans (1)
Prior service costs/(credits)	$463	$(99)	$364
Net (losses)/gains arising during the period	878	(183)	695
Curtailments and settlements	5,970	(1,490)	4,480
Amortization of prior service (credits)/costs	12	(3)	9
Amortization of net (gains)/losses	1,596	(304)	1,293
Total retirement-related benefit plans	$8,919	$(2,078)	$6,841
Other comprehensive income/(loss)	$8,936	$(2,442)	$6,494
(1)These AOCI components are included in the computation of net periodic pension cost and include the impact of a pension settlement charge of $5.9 billion ($4.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.

Accumulated other comprehensive income/(loss) (net of tax)

($ in millions)
	Net Unrealized Gains/(Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments (1)	Net Change Retirement- Related Benefit Plans	Net Unrealized Gains/(Losses) on Available- For-Sale Securities	Accumulated Other Comprehensive Income/(Loss)
December 31, 2021	$(18)	$(3,362)	$(19,854)	$(1)	$(23,234)
Other comprehensive income before reclassifications	178	(229)	1,059	(1)	1,007
Amount reclassified from accumulated other comprehensive income (2)	(295)	—	5,782	—	5,487
Total change for the period	(117)	(229)	6,841	(1)	6,494
December 31, 2022	(135)	(3,591)	(13,013)	(1)	(16,740)
Other comprehensive income before reclassifications	144	103	(2,577)	0	(2,331)
Amount reclassified from accumulated other comprehensive income	(115)	—	425	—	310
Total change for the period	28	103	(2,152)	0	(2,021)
December 31, 2023	(106)	(3,488)	(15,165)	(1)	(18,761)
Other comprehensive income before reclassifications	276	(23)	(39)	1	215
Amount reclassified from accumulated other comprehensive income (3)	67	—	3,210	—	3,278
Total change for the period	343	(23)	3,171	1	3,492
December 31, 2024	$237	$(3,512)	$(11,994)	$0	$(15,269)
(1)Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.
(2)Net change in retirement-related benefit plans includes the impact of a pension settlement charge of $5.9 billion ($4.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.
(3)Net change in retirement-related benefit plans includes the impact of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.